REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue recognition
Net revenue	¥ 2,792,077	¥ 1,616,166	¥ 1,055,960
Service revenue
Revenue recognition
Net revenue	2,759,490	1,591,860	1,003,015
Colocation services
Revenue recognition
Net revenue	2,104,259	1,219,086	770,145
Managed service and others
Revenue recognition
Net revenue	655,231	372,774	232,870
Equipment sales
Revenue recognition
Net revenue	¥ 32,587	¥ 24,306	¥ 52,945